Selected Statements of Operations Data (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income, Net [Abstract]
Interest expenses (income), net		$ (2,945)	$ 1,427	$ 2,907
Exchange rate loss (gain), net		1,364	(360)	342
PPP loan forgiveness	[1]		(1,465)
Derivatives loss (gains), net		2,991	1,193	(3,338)
Bank charges and other		340	146	291
Financial expense, net		$ 1,750	$ 941	$ 202

[1]	The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi Technology Inc. (“Delphi”), an American entity acquired on July 27, 2020, applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. In October 2022, the U.S. Small Business Administration approved a loan forgiveness in the amount of $1,465 which recorded as a financial income.